Supplemental Financial Information - Summary of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,215,000	$ 12,852,977	$ 4,408,380
Accumulated depreciation and amortization	(4,692,000)	(3,324,550)	(1,744,014)
Property, plant and equipment (net)	11,523,000	9,528,427	2,664,366
Advanced Manufacturing Machinery & Quality Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,772,000	5,705,034	3,016,377
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,894,000	2,912,000
Computer & Office Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,226,000	1,149,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235,000	39	34,753
Furniture and Fixtures [Member] | Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		39,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,377,000	3,048,419	$ 699,278
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 711,000	$ 0